Financial Assets And Financial Liabilities - Summary Of Sensitivity Analysis For Types Of Market Risk (Detail) - Market Risk [member] - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 03, 2018	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2017
Government Bonds [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of reasonably possible increase in risk exposure that arises from contracts within scope of IFRS 17	10.00%	10.00%	10.00%	10.00%
Percentage of reasonably possible decrease in risk exposure that arises from contracts within scope of IFRS 17	10.00%	10.00%	10.00%	10.00%
Increase (decrease) in profit (loss) due to reasonably possible increase in risk exposure that arises from contracts within scope of IFRS 17	$ 1,213	$ 1,329	$ 530	$ 1,513
Increase (decrease) in profit (loss) due to reasonably possible decrease in risk exposure that arises from contracts within scope of IFRS 17	$ 1,213	$ 1,329	$ 530	$ 1,513
Mutual Funds [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of reasonably possible increase in risk exposure that arises from contracts within scope of IFRS 17	10.00%	10.00%	10.00%	10.00%
Percentage of reasonably possible decrease in risk exposure that arises from contracts within scope of IFRS 17	10.00%	10.00%	10.00%	10.00%
Increase (decrease) in profit (loss) due to reasonably possible increase in risk exposure that arises from contracts within scope of IFRS 17	$ 1,587	$ 5,096	$ 366	$ 212
Increase (decrease) in profit (loss) due to reasonably possible decrease in risk exposure that arises from contracts within scope of IFRS 17	$ 1,587	$ 5,096	$ 366	$ 212